Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Value Portfolio
September 30, 2022
VIPVAL-NPRT3-1122
1.808786.118
Common Stocks - 101.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A (a)	80,331	7,683,660
Meta Platforms, Inc. Class A (a)	29,800	4,043,264
		11,726,924
Media - 2.7%
Comcast Corp. Class A	85,514	2,508,126
Interpublic Group of Companies, Inc.	98,077	2,510,771
Liberty Broadband Corp. Class C (a)	54,600	4,029,480
Nexstar Broadcasting Group, Inc. Class A	14,400	2,402,640
		11,451,017
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	52,380	7,027,825
TOTAL COMMUNICATION SERVICES		30,205,766
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.5%
Adient PLC (a)	113,800	3,157,950
Autoliv, Inc.	48,100	3,204,903
		6,362,853
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	113,939	4,153,077
Hotels, Restaurants & Leisure - 1.0%
Caesars Entertainment, Inc. (a)	126,331	4,075,438
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	27,919	2,545,934
PulteGroup, Inc.	89,400	3,352,500
		5,898,434
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	75,262	2,770,394
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	28,933	3,937,781
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	438,800	4,269,524
Rent-A-Center, Inc.	121,929	2,134,977
Victoria's Secret & Co. (a)	140,800	4,100,096
		10,504,597
TOTAL CONSUMER DISCRETIONARY		37,702,574
CONSUMER STAPLES - 3.3%
Beverages - 0.7%
Primo Water Corp.	232,487	2,917,712
Food & Staples Retailing - 1.3%
U.S. Foods Holding Corp. (a)	213,920	5,656,045
Food Products - 1.3%
Darling Ingredients, Inc. (a)	84,342	5,579,223
TOTAL CONSUMER STAPLES		14,152,980
ENERGY - 10.9%
Energy Equipment & Services - 1.0%
Halliburton Co.	178,600	4,397,132
Oil, Gas & Consumable Fuels - 9.9%
Canadian Natural Resources Ltd. (b)	141,710	6,596,411
Cenovus Energy, Inc. (Canada)	284,439	4,369,490
Exxon Mobil Corp.	160,639	14,025,390
Hess Corp.	55,372	6,034,994
Imperial Oil Ltd.	105,991	4,589,222
Tourmaline Oil Corp.	129,748	6,743,120
Woodside Energy Group Ltd. ADR	1	20
		42,358,647
TOTAL ENERGY		46,755,779
FINANCIALS - 18.6%
Banks - 4.9%
First Citizens Bancshares, Inc.	6,912	5,511,836
M&T Bank Corp.	58,144	10,251,950
Signature Bank	33,729	5,093,079
		20,856,865
Capital Markets - 4.2%
Ameriprise Financial, Inc.	22,990	5,792,331
Lazard Ltd. Class A	127,787	4,067,460
LPL Financial	36,885	8,058,635
		17,918,426
Consumer Finance - 1.8%
OneMain Holdings, Inc.	126,700	3,740,184
SLM Corp.	299,712	4,192,971
		7,933,155
Diversified Financial Services - 2.1%
Apollo Global Management, Inc.	114,099	5,305,604
Berkshire Hathaway, Inc. Class B (a)	14,200	3,791,684
		9,097,288
Insurance - 4.7%
Assurant, Inc.	36,080	5,241,342
Reinsurance Group of America, Inc.	40,000	5,032,400
The Travelers Companies, Inc.	64,129	9,824,563
		20,098,305
Thrifts & Mortgage Finance - 0.9%
Walker & Dunlop, Inc.	48,507	4,061,491
TOTAL FINANCIALS		79,965,530
HEALTH CARE - 14.2%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	13,700	2,868,506
Health Care Providers & Services - 6.5%
AdaptHealth Corp. (a)(b)	177,200	3,327,816
Centene Corp. (a)	92,852	7,224,814
Cigna Corp.	39,796	11,042,196
Laboratory Corp. of America Holdings	14,338	2,936,566
Tenet Healthcare Corp. (a)	63,800	3,290,804
		27,822,196
Life Sciences Tools & Services - 0.5%
Syneos Health, Inc. (a)	44,400	2,093,460
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	143,878	7,890,270
Jazz Pharmaceuticals PLC (a)	46,346	6,177,458
Roche Holding AG (participation certificate)	25,642	8,347,311
Sanofi SA sponsored ADR	145,587	5,535,218
		27,950,257
TOTAL HEALTH CARE		60,734,419
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.0%
The Boeing Co. (a)	33,700	4,080,396
Air Freight & Logistics - 0.9%
FedEx Corp.	26,812	3,980,778
Building Products - 1.1%
Builders FirstSource, Inc. (a)	80,455	4,740,409
Commercial Services & Supplies - 0.7%
The Brink's Co.	65,904	3,192,390
Construction & Engineering - 1.3%
Willscot Mobile Mini Holdings (a)	133,774	5,395,105
Electrical Equipment - 1.1%
Regal Rexnord Corp.	33,753	4,737,571
Industrial Conglomerates - 1.2%
General Electric Co.	83,920	5,195,487
Machinery - 3.6%
Allison Transmission Holdings, Inc.	62,100	2,096,496
Crane Holdings Co.	41,813	3,660,310
Flowserve Corp.	150,700	3,662,010
Kennametal, Inc.	127,400	2,621,892
Timken Co.	59,000	3,483,360
		15,524,068
Professional Services - 0.8%
Manpower, Inc.	50,000	3,234,500
Road & Rail - 0.8%
XPO Logistics, Inc. (a)	80,700	3,592,764
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (a)	75,970	4,157,078
TOTAL INDUSTRIALS		57,830,546
INFORMATION TECHNOLOGY - 5.6%
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	344,739	5,743,352
IT Services - 2.9%
Concentrix Corp.	29,459	3,288,508
Fidelity National Information Services, Inc.	57,886	4,374,445
SS&C Technologies Holdings, Inc.	95,960	4,582,090
		12,245,043
Software - 1.4%
NCR Corp. (a)	150,600	2,862,906
NortonLifeLock, Inc.	149,200	3,004,888
		5,867,794
TOTAL INFORMATION TECHNOLOGY		23,856,189
MATERIALS - 6.8%
Chemicals - 3.0%
Axalta Coating Systems Ltd. (a)	198,587	4,182,242
Methanex Corp.	67,700	2,157,599
Olin Corp.	88,227	3,783,174
Tronox Holdings PLC	218,000	2,670,500
		12,793,515
Containers & Packaging - 1.5%
Berry Global Group, Inc. (a)	53,800	2,503,314
Crown Holdings, Inc.	51,309	4,157,568
		6,660,882
Metals & Mining - 2.3%
Arconic Corp. (a)	305,394	5,203,914
Glencore PLC	866,200	4,551,896
		9,755,810
TOTAL MATERIALS		29,210,207
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Crown Castle International Corp.	16,500	2,385,075
CubeSmart	110,881	4,441,893
Duke Realty Corp.	41,900	2,019,580
Equity Lifestyle Properties, Inc.	39,101	2,457,107
Welltower Op	85,700	5,512,224
		16,815,879
Real Estate Management & Development - 2.2%
Anywhere Real Estate, Inc. (a)	242,678	1,968,119
Cushman & Wakefield PLC (a)	240,500	2,753,725
Jones Lang LaSalle, Inc. (a)	20,600	3,112,042
WeWork, Inc. (a)	519,300	1,376,145
		9,210,031
TOTAL REAL ESTATE		26,025,910
UTILITIES - 6.8%
Electric Utilities - 4.1%
Constellation Energy Corp.	44,633	3,713,019
Edison International	75,801	4,288,821
Entergy Corp.	39,995	4,024,697
PG&E Corp. (a)	440,016	5,500,200
		17,526,737
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	218,457	4,937,128
Vistra Corp.	158,100	3,320,100
		8,257,228
Multi-Utilities - 0.8%
Sempra Energy	22,700	3,403,638
TOTAL UTILITIES		29,187,603
TOTAL COMMON STOCKS (Cost $426,974,963)		435,627,503

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	604,810	604,930
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	4,386,692	4,387,131
TOTAL MONEY MARKET FUNDS (Cost $4,992,061)		4,992,061

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $431,967,024)	440,619,564
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(11,911,892)
NET ASSETS - 100.0%	428,707,672

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,889,486	132,191,642	135,476,198	41,697	-	-	604,930	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	14,027,163	114,900,711	124,540,743	90,876	-	-	4,387,131	0.0%
Total	17,916,649	247,092,353	260,016,941	132,573	-	-	4,992,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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